Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues
Total revenues		$ 5,466,243	$ 1,408,469	$ 3,259,296
Expenses
Allowance for expected credit losses		98,022	7,668
Brokerage, clearing and exchange fees		1,427,997	69,735	193,135
Communications and technology		1,817,001	437,700	116,435
Compensation and benefits		3,719,689	3,286,834	2,103,492
Depreciation		58,762	9,421	10,455
Loss on disposal of property and equipment		15,319
Occupancy costs		169,866	95,416	85,220
Professional fees		770,898	377,275	636,240
Sub-underwriting and sub-placement fees				7,654
Travel and business development		1,514,960	1,611,485	236,112
Other administrative expenses		148,137	89,054	78,246
Total expenses		9,740,651	5,984,588	3,466,989
Loss before income taxes		(4,274,408)	(4,576,119)	(207,693)
Income tax (expenses) benefits		(43,234)	(13,359)	524
Net loss		(4,317,642)	(4,589,478)	(207,169)
Other comprehensive income (loss)
Foreign currency translation adjustments		49,915	(81,850)	(2)
Total comprehensive loss		$ (4,267,727)	$ (4,671,328)	$ (207,171)
Loss per share:
Loss per share Basic (in Dollars per share)		$ 0.28	$ 0.34	$ 0.02
Loss per share Diluted (in Dollars per share)		$ 0.28	$ 0.34	$ 0.02
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding Ordinary shares - Basic (in Shares)	[1]	15,625,000	13,611,189	11,475,000
Weighted average number of ordinary shares outstanding Ordinary shares – Diluted (in Shares)	[1]	15,625,000	13,611,189	11,475,000
Advisory fees
Revenues
Total revenues		$ 10,624	$ 420,918
Brokerage commissions
Revenues
Total revenues		302,366	391,060	811,169
Brokerage commissions-related parties
Revenues
Total revenues		26,880	7,119	89,743
Due Diligence services fees
Revenues
Total revenues		79,543
Handling income
Revenues
Total revenues		127,745	125,736	367,873
Handling income-related parties
Revenues
Total revenues			2,130	2,275
Introducing and referral income
Revenues
Total revenues		4,681,683	264,941	278,688
Investment management fee income
Revenues
Total revenues		60,012		30,622
Investment management fee income-related parties
Revenues
Total revenues				2,840
Underwriting and placement income
Revenues
Total revenues		114,091	152,638	1,574,613
Interest income and others
Revenues
Total revenues		61,019	42,489	91,311
Interest income and others-related parties
Revenues
Total revenues		$ 2,280	$ 1,438	$ 10,162

[1]	Shares and per share data are presented on a retroactive basis to reflect the shares allotments on April 3, 2023 and April 20, 2023 and share split on November 21, 2022.